Annual Total Returns - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro - Fidelity Growth Opportunities ETF	Feb. 26, 2024
Bar Chart Table:
Annual Return, Inception Date	Feb. 02, 2021
Fidelity Growth Opportunities ETF
Bar Chart Table:
Annual Return 2022	(38.72%)
Annual Return 2023	49.56%